Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2024 MYR (RM)	Dec. 31, 2023 MYR (RM)	Jun. 30, 2024 USD ($)
Cost [Member]
Cost
Beginning balance	RM 3,851,713	RM 1,897,500
Additions	746,681	1,962,857
Disposals		(10,567)
Currency alignment		1,923
Ending balance	4,598,394	3,851,713
Cost [Member] | Office equipment [Member]
Cost
Beginning balance	304,609	185,085
Additions	117,889	122,994
Disposals		(3,470)
Currency alignment
Ending balance	422,498	304,609
Cost [Member] | Fixtures and fittings [Member]
Cost
Beginning balance	361,505	260,803
Additions	3,603	100,698
Disposals
Currency alignment		4
Ending balance	365,108	361,505
Cost [Member] | Office renovations [Member]
Cost
Beginning balance	2,143,925	1,323,962
Additions	88,536	818,044
Disposals
Currency alignment		1,919
Ending balance	2,232,461	2,143,925
Cost [Member] | Computer & software [Member]
Cost
Beginning balance	328,415	127,650
Additions	44,550	207,862
Disposals		(7,097)
Currency alignment
Ending balance	372,965	328,415
Cost [Member] | Renovation in progress [Member]
Cost
Beginning balance	713,259
Additions	492,103	713,259
Disposals
Currency alignment
Ending balance	1,205,362	713,259
Accumulated depreciation [Member]
Cost
Beginning balance	653,590	345,921
Disposals		(10,567)
Ending balance	832,611	653,590
Accumulated depreciation
Depreciation for the period	178,319	318,108
Effect of foreign exchange	702
Written off		128
Accumulated depreciation [Member] | Office equipment [Member]
Cost
Beginning balance	58,903	35,789
Disposals		(3,470)
Ending balance	72,138	58,903
Accumulated depreciation
Depreciation for the period	13,235	26,584
Effect of foreign exchange
Written off
Accumulated depreciation [Member] | Fixtures and fittings [Member]
Cost
Beginning balance	137,717	71,458
Disposals
Ending balance	169,391	137,717
Accumulated depreciation
Depreciation for the period	31,672	66,251
Effect of foreign exchange	2
Written off		8
Accumulated depreciation [Member] | Office renovations [Member]
Cost
Beginning balance	369,999	184,461
Disposals
Ending balance	474,624	369,999
Accumulated depreciation
Depreciation for the period	103,925	185,418
Effect of foreign exchange	700
Written off		120
Accumulated depreciation [Member] | Computer & software [Member]
Cost
Beginning balance	86,971	54,213
Disposals		(7,097)
Ending balance	116,458	86,971
Accumulated depreciation
Depreciation for the period	29,487	39,855
Effect of foreign exchange
Written off
Accumulated depreciation [Member] | Renovation in progress [Member]
Cost
Beginning balance
Disposals
Ending balance
Accumulated depreciation
Depreciation for the period
Effect of foreign exchange
Written off
Carrying amounts [Member]
Cost
Beginning balance	3,198,123
Ending balance	3,765,783	3,198,123
Ending balance (in Dollars) | $			$ 798,309
Carrying amounts [Member] | Office equipment [Member]
Cost
Beginning balance	245,706
Ending balance	350,360	245,706
Ending balance (in Dollars) | $			74,273
Carrying amounts [Member] | Fixtures and fittings [Member]
Cost
Beginning balance	223,788
Ending balance	195,717	223,788
Ending balance (in Dollars) | $			41,490
Carrying amounts [Member] | Office renovations [Member]
Cost
Beginning balance	1,773,926
Ending balance	1,757,837	1,773,926
Ending balance (in Dollars) | $			372,644
Carrying amounts [Member] | Computer & software [Member]
Cost
Beginning balance	241,444
Ending balance	256,507	241,444
Ending balance (in Dollars) | $			54,377
Carrying amounts [Member] | Renovation in progress [Member]
Cost
Beginning balance	713,259
Ending balance	RM 1,205,362	RM 713,259
Ending balance (in Dollars) | $			$ 255,525